Employee Benefit Plans - Estimate fair value of stock-based awards of weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans
Risk-free interest rate	0.00%	2.41%
Volatility factor	0.00%	10.47%
Dividends	0.00%	0.00%
Weighted average expected life (years)	0 years	5 years
Forfeiture rate	0.00%	0.00%